Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Sales	$ 6,841	$ 7,536	$ 10,015
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	2,123	2,332	2,809
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	1,664	1,744	2,743
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,353	1,665	2,315
North America Region Member
Disclosure of geographical areas [Line Items]
Sales	1,267	1,351	1,577
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	434	444	571
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,239	1,227	1,766
Industrial Products [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	391	432	574
Industrial Products [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	438	361	664
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	21	25	40
Industrial Products [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	329	349	401
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	60	60	87
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	1,656	2,182	3,313
Potash [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	478	624	698
Potash [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	352	539	1,008
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	402	524	938
Potash [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	202	260	365
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	222	235	304
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,215	2,350	2,931
Phosphate Solutions [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	542	613	755
Phosphate Solutions [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	613	587	781
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	307	368	496
Phosphate Solutions [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	567	614	654
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	186	168	245
Growing Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	1,950	2,073	2,422
Growing Solutions [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	731	746	880
Growing Solutions [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	249	257	286
Growing Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	627	753	849
Growing Solutions [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	170	138	166
Growing Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	173	179	241
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	181	172	198
Other activities [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	128	126	144
Other activities [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	31	30	36
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0	0
Other activities [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	3	2	1
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	19	14	17
Reconciliation [Member]
Disclosure of geographical areas [Line Items]
Sales	(400)	(468)	(615)
Reconciliation [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	(147)	(209)	(242)
Reconciliation [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	(19)	(30)	(32)
Reconciliation [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	(4)	(5)	(8)
Reconciliation [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	(4)	(12)	(10)
Reconciliation [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (226)	$ (212)	$ (323)